Consolidated statement of comprehensive income - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[2]
Disclosure of operating segments [line items]
Profit/(loss) after tax		£ 2,780	£ 1,010	[1]	£ (980)	[1]
Profit after tax		2,780	1,057	[1]	406	[1]
(Loss)/Profit after tax in respect of discontinued operations		0	(47)	[1]	(1,386)	[1]
Cash flow hedging reserve
Other		16	27
Other comprehensive (loss)/income not recycled to profit or loss from continuing operations:
Total comprehensive income/(loss) for the year		2,476	1,597		(1,299)
Attributable to:
Equity holders of the parent		2,476	1,597		(1,411)
Non-controlling interests		0	0		112
Total comprehensive income/(loss) for the year		2,476	1,597		(1,299)
Continuing operations [member]
Currency translation reserve
Currency translation differences	[3]	(544)	844		(1,310)
Fair value through other comprehensive income reserve
Net gains/(losses) from changes in fair value	[4]	2,465	(475)		0
Net (gains)/losses transferred to net profit on disposal	[4]	(454)	74		0
Net losses transferred to net profit due to impairment	[4]	1	4		0
Net (losses)/gains due to fair value hedging	[4]	(1,782)	165		0
Other movements	[4]	(8)	(25)		0
Tax	[4]	(63)	53		0
Cash flow hedging reserve
Net gains/(losses) from changes in fair value		823	(197)		(428)
Net gains transferred to net profit		(141)	(213)		(602)
Tax		(171)	103		256
Available for sale reserve	[4]		0		429
Other		16	27		(7)
Other comprehensive income/(loss) that may be recycled to profit or loss		142	360		(1,662)
Other comprehensive (loss)/income not recycled to profit or loss from continuing operations:
Retirement benefit remeasurements		(280)	412		115
Fair value through other comprehensive income reserve		0	(141)		0
Own credit		(316)	77		(7)
Tax		150	(118)		(66)
Other comprehensive (loss)/income not recycled to profit or loss, from continuing operations		(446)	230		42
Other comprehensive income/(loss) for the year		(304)	590		(1,620)
Total comprehensive income/(loss) for the year		2,476	1,647		(1,214)
Attributable to:
Equity holders of the parent		2,476	1,597		(1,411)
Non-controlling interests		0	0		112
Total comprehensive income/(loss) for the year		2,476	1,647		(1,214)
Discontinued operations [member]
Other comprehensive (loss)/income not recycled to profit or loss from continuing operations:
Other comprehensive income/(loss) for the year		0	(3)		1,301
Total comprehensive income/(loss) for the year		0	(50)		(85)
Attributable to:
Total comprehensive income/(loss) for the year		£ 0	£ (50)		£ (85)

[1]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to equity instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 175 m and 2017 by £ 174 m. This change does not impact earnings per share or return on average tangible shareholders’ equity. Further detail can be found in Note 1

[2]

Following the sale of the UK banking business on 1 Apr il 2018 by the Group, the continuing operations for 2017 have been restated to disclose the UK banking business as a discontinued operation. Further detail on the discontinued operations can be found in Note 39

[3]	Includes £ 15 m profit ( 2018 : £ 41 m loss; 2017:£ 189 m loss) on recycling of currency translation differences.
[4]	Following the adoption of IFRS 9, Financial Instruments on 1 January 2018, the fair value through other comprehensive income reserve was introduced replacing the available for sale reserve